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                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

GUARANTEED RETIREMENT INCOME PROGRAM II

For contracts purchased on and after December 30, 2002, the Guaranteed Retirement Income Program II ("GRIP II") will no longer be available. (In the case of transfers for qualified plans and 1035 exchanges, GRIP II is not available for contracts where the paperwork is received after December 2, 2002.)



                       SUPPLEMENT DATED NOVEMBER 19, 2002

Vantage.Supp 11/2002